S000069740 [Member] Investment Objectives and Goals - iShares US Small Cap Value Factor ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares US Small Cap Value Factor ETFSVAL | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares US Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with prominent value characteristics.